Disclosures about Oil and Natural Gas Activities (Unaudited) - Prices Used in Determining Future Net Revenues (Detail) - Predecessor	12 Months Ended
	Dec. 31, 2016 $ / bbl $ / Mcf	Dec. 31, 2015 $ / bbl $ / Mcf	Dec. 31, 2014 $ / bbl $ / Mcf
Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	42.75	50.28	94.99
Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues | $ / Mcf	2.49	2.58	4.35
Natural Gas Liquids [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	13.47	15.84	36.10